INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Intangible assets
Intangible assets	$ 174,412,251	$ 76,704,869
Gross carrying amount
Intangible assets
Intangible assets	197,128,192	94,229,557	$ 85,908,018	$ 78,019,203
Accumulated depreciation
Intangible assets
Intangible assets	$ (22,715,941)	$ (17,524,688)	$ (13,345,000)	$ (10,676,841)